Vanguard® S&P 500 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (13.0%)
*	Facebook Inc. Class A	608,046	168,411
*	Alphabet Inc. Class A	75,605	132,642
*	Alphabet Inc. Class C	74,639	131,420
*	Netflix Inc.	111,537	54,731
	Walt Disney Co.	278,786	41,263
	Comcast Corp. Class A	645,616	32,436
*	Charter Communications Inc. Class A	37,829	24,664
*	Take-Two Interactive Software Inc.	28,892	5,215
*	Electronic Arts Inc.	38,711	4,945
*	Live Nation Entertainment Inc.	24,129	1,584
			597,311
Consumer Discretionary (14.8%)
*	Amazon.com Inc.	107,674	341,116
	Home Depot Inc.	193,291	53,621
	Starbucks Corp.	295,647	28,979
	NIKE Inc. Class B	210,924	28,411
*	Booking Holdings Inc.	10,359	21,013
	Lowe's Cos. Inc.	126,146	19,656
	TJX Cos. Inc.	303,244	19,259
	McDonald's Corp.	82,802	18,004
	Target Corp.	81,026	14,547
	Dollar General Corp.	62,979	13,766
	Ross Stores Inc.	89,996	9,676
*	Chipotle Mexican Grill Inc.	7,075	9,123
	Marriott International Inc. Class A	67,255	8,533
	eBay Inc.	168,153	8,480
*	O'Reilly Automotive Inc.	18,733	8,288
	Yum! Brands Inc.	76,209	8,063
	Hilton Worldwide Holdings Inc.	70,134	7,268
*	AutoZone Inc.	5,906	6,719
	DR Horton Inc.	83,688	6,235
*	Etsy Inc.	30,180	4,850
	Garmin Ltd.	37,720	4,404
	Domino's Pizza Inc.	9,951	3,906
*	CarMax Inc.	41,265	3,857
	Tiffany & Co.	27,316	3,592
	VF Corp.	42,857	3,574
*	NVR Inc.	880	3,518
	Pool Corp.	10,121	3,503
	PulteGroup Inc.	67,810	2,959
	Las Vegas Sands Corp.	47,340	2,637

		Shares	Market Value ($000)
	Wynn Resorts Ltd.	24,493	2,462
*	Ulta Beauty Inc.	7,815	2,152
	Tractor Supply Co.	14,433	2,032
	MGM Resorts International Class A	63,156	1,784
	Darden Restaurants Inc.	15,190	1,640
*	LKQ Corp.	36,824	1,297
	Leggett & Platt Inc.	22,216	958
			679,882
Consumer Staples (4.3%)
	Procter & Gamble Co.	365,201	50,715
	Costco Wholesale Corp.	65,880	25,810
	PepsiCo Inc.	168,097	24,245
	Coca-Cola Co.	391,107	20,181
	Estee Lauder Cos. Inc. Class A	57,050	13,995
	Philip Morris International Inc.	173,301	13,128
	Colgate-Palmolive Co.	97,586	8,357
	Altria Group Inc.	183,306	7,301
	Kimberly-Clark Corp.	42,228	5,883
*	Monster Beverage Corp.	62,563	5,304
	Sysco Corp.	57,940	4,131
	Brown-Forman Corp. Class B	46,104	3,719
	Hershey Co.	24,975	3,694
	McCormick & Co. Inc. (Non-Voting)	15,976	2,987
	Church & Dwight Co. Inc.	33,792	2,966
	Tyson Foods Inc. Class A	35,731	2,330
	Lamb Weston Holdings Inc.	20,206	1,462
	Campbell Soup Co.	22,534	1,127
			197,335
Energy (0.6%)
	ConocoPhillips	271,230	10,730
	EOG Resources Inc.	73,527	3,447
	Phillips 66	55,180	3,343
	Hess Corp. Class A	69,125	3,261
	Pioneer Natural Resources Co.	25,754	2,590
	Cabot Oil & Gas Corp.	63,669	1,115
	Apache Corp.	59,083	762
	National Oilwell Varco Inc.	30,932	379
			25,627
Financials (4.4%)
	JPMorgan Chase & Co.	369,931	43,608
	S&P Global Inc.	60,952	21,442
	Charles Schwab Corp.	273,309	13,332
	BlackRock Inc.	18,290	12,773
	American Express Co.	98,972	11,737
	Moody's Corp.	40,823	11,526
	Marsh & McLennan Cos. Inc.	78,140	8,958
	MSCI Inc.	21,153	8,660
	Intercontinental Exchange Inc.	78,070	8,237
	CME Group Inc.	46,256	8,096
	Progressive Corp.	90,303	7,866
	Aon plc Class A	36,923	7,565
	T. Rowe Price Group Inc.	42,477	6,092
	MarketAxess Holdings Inc.	9,599	5,176
	Synchrony Financial	137,329	4,184
	Ameriprise Financial Inc.	19,769	3,662
	Discover Financial Services	47,967	3,654
	Willis Towers Watson plc	15,650	3,258

		Shares	Market Value ($000)
*	SVB Financial Group	8,398	2,896
	Arthur J Gallagher & Co.	24,694	2,850
	First Republic Bank	21,354	2,767
	Cboe Global Markets Inc.	27,503	2,512
	Nasdaq Inc.	13,700	1,753
	Cincinnati Financial Corp.	17,395	1,328
			203,932
Health Care (9.8%)
	Thermo Fisher Scientific Inc.	100,049	46,521
	Johnson & Johnson	279,668	40,462
	Merck & Co. Inc.	351,821	28,283
	Abbott Laboratories	259,722	28,107
	AbbVie Inc.	236,554	24,739
	Danaher Corp.	102,206	22,959
*	Intuitive Surgical Inc.	29,600	21,491
	Bristol-Myers Squibb Co.	313,527	19,564
	Amgen Inc.	87,395	19,405
	Zoetis Inc.	120,173	19,273
	Eli Lilly & Co.	110,430	16,084
*	Vertex Pharmaceuticals Inc.	65,875	15,003
*	Edwards Lifesciences Corp.	157,267	13,193
	Stryker Corp.	54,552	12,732
*	IDEXX Laboratories Inc.	21,505	9,913
*	Regeneron Pharmaceuticals Inc.	17,710	9,139
*	Align Technology Inc.	18,135	8,728
*	DexCom Inc.	24,213	7,740
	ResMed Inc.	36,617	7,675
*	Illumina Inc.	22,157	7,137
*	Boston Scientific Corp.	213,472	7,077
*	IQVIA Holdings Inc.	33,381	5,641
	Agilent Technologies Inc.	44,458	5,197
	West Pharmaceutical Services Inc.	18,659	5,134
	Teleflex Inc.	11,764	4,503
*	Mettler-Toledo International Inc.	3,819	4,392
	Baxter International Inc.	57,630	4,384
*	Catalent Inc.	41,511	3,991
*	Incyte Corp.	47,015	3,975
*	Alexion Pharmaceuticals Inc.	32,151	3,926
	Cerner Corp.	48,626	3,639
*	Hologic Inc.	35,362	2,445
	Cooper Cos. Inc.	7,080	2,373
	STERIS plc	11,630	2,254
*	Waters Corp.	9,687	2,247
*	Varian Medical Systems Inc.	12,689	2,208
	PerkinElmer Inc.	16,112	2,143
*	Bio-Rad Laboratories Inc. Class A	3,904	2,102
*	ABIOMED Inc.	6,479	1,776
	DENTSPLY SIRONA Inc.	29,215	1,487
			449,042
Industrials (7.3%)
	Lockheed Martin Corp.	62,211	22,707
	Union Pacific Corp.	106,444	21,723
	Honeywell International Inc.	81,652	16,650
	Raytheon Technologies Corp.	204,762	14,686
	Caterpillar Inc.	80,805	14,027
	United Parcel Service Inc. Class B	80,471	13,766
	Boeing Co.	59,037	12,440

		Shares	Market Value ($000)
	Deere & Co.	46,763	12,234
	Northrop Grumman Corp.	39,209	11,851
	Roper Technologies Inc.	26,468	11,302
	L3Harris Technologies Inc.	54,668	10,496
	Illinois Tool Works Inc.	44,395	9,371
	CSX Corp.	96,742	8,712
	Norfolk Southern Corp.	34,839	8,258
	TransDigm Group Inc.	13,711	7,941
	Cintas Corp.	21,989	7,813
	PACCAR Inc.	87,533	7,621
	AMETEK Inc.	58,078	6,884
	IHS Markit Ltd.	68,865	6,849
	Waste Management Inc.	57,008	6,791
	Emerson Electric Co.	81,615	6,270
*	Copart Inc.	52,251	6,032
	Verisk Analytics Inc.	28,322	5,617
	Trane Technologies plc	37,527	5,488
	Cummins Inc.	23,520	5,437
	Fastenal Co.	101,663	5,027
	Old Dominion Freight Line Inc.	24,329	4,948
	Parker-Hannifin Corp.	17,860	4,773
	Kansas City Southern	23,862	4,442
	Rockwell Automation Inc.	16,732	4,276
	Carrier Global Corp.	109,066	4,152
*	United Rentals Inc.	18,205	4,132
	Otis Worldwide Corp.	54,522	3,650
	Masco Corp.	66,142	3,550
*	Teledyne Technologies Inc. Class A	9,321	3,523
	Equifax Inc.	18,457	3,080
*	Ingersoll Rand Inc.	68,536	3,034
	Fortune Brands Home & Security Inc.	34,936	2,917
	Allegion plc	23,338	2,661
	Dover Corp.	21,519	2,626
	Xylem Inc.	26,834	2,575
	Republic Services Inc.	24,460	2,366
	IDEX Corp.	10,892	2,104
	Expeditors International of Washington Inc.	22,071	1,973
	JB Hunt Transport Services Inc.	12,436	1,682
	Howmet Aerospace Inc.	49,635	1,164
	Quanta Services Inc.	15,708	1,074
	Rollins Inc.	17,526	1,002
	Huntington Ingalls Industries Inc.	6,067	972
			332,669
Information Technology (40.4%)
	Apple Inc.	4,065,802	484,034
	Microsoft Corp.	1,913,902	409,709
	Visa Inc. Class A	426,405	89,694
	NVIDIA Corp.	156,043	83,648
	Mastercard Inc. Class A	223,411	75,180
*	PayPal Holdings Inc.	296,732	63,536
*	Adobe Inc.	121,310	58,043
*	salesforce.com Inc.	230,146	56,570
	QUALCOMM Inc.	285,353	41,995
	Broadcom Inc.	101,716	40,847
	Intel Corp.	613,097	29,643
*	Advanced Micro Devices Inc.	296,971	27,517
*	ServiceNow Inc.	48,509	25,931
	Accenture plc Class A	101,369	25,250

		Shares	Market Value ($000)
	Intuit Inc.	66,213	23,308
	Texas Instruments Inc.	143,629	23,160
	Applied Materials Inc.	230,987	19,052
*	Micron Technology Inc.	280,986	18,008
	Oracle Corp.	293,357	16,933
	Lam Research Corp.	36,818	16,666
*	Fiserv Inc.	140,570	16,191
*	Autodesk Inc.	55,456	15,540
	Analog Devices Inc.	93,414	12,992
	Automatic Data Processing Inc.	67,425	11,724
	KLA Corp.	39,324	9,909
	Amphenol Corp. Class A	75,465	9,872
*	Synopsys Inc.	38,377	8,731
	Microchip Technology Inc.	63,848	8,581
*	Cadence Design Systems Inc.	70,505	8,200
	Motorola Solutions Inc.	42,941	7,366
*	ANSYS Inc.	21,694	7,334
	Global Payments Inc.	37,087	7,239
*	Keysight Technologies Inc.	47,325	5,681
*	FleetCor Technologies Inc.	21,257	5,638
	Xilinx Inc.	38,326	5,578
*	Paycom Software Inc.	12,383	5,165
*	Zebra Technologies Corp. Class A	13,496	5,107
	Paychex Inc.	54,249	5,053
	TE Connectivity Ltd.	41,721	4,755
	CDW Corp.	36,093	4,710
	Teradyne Inc.	41,997	4,634
*	Qorvo Inc.	28,895	4,527
*	Tyler Technologies Inc.	10,173	4,350
*	Fortinet Inc.	34,015	4,192
*	Arista Networks Inc.	13,845	3,748
	Skyworks Solutions Inc.	24,466	3,454
*	Gartner Inc.	22,549	3,427
	Corning Inc.	90,469	3,385
*	Akamai Technologies Inc.	29,629	3,067
	Broadridge Financial Solutions Inc.	20,389	2,995
*	VeriSign Inc.	13,548	2,719
	Maxim Integrated Products Inc.	29,748	2,470
	Western Union Co.	103,711	2,340
	Citrix Systems Inc.	16,248	2,013
	Seagate Technology plc	33,868	1,992
	Leidos Holdings Inc.	16,936	1,705
	NortonLifeLock Inc.	92,661	1,689
	Jack Henry & Associates Inc.	10,084	1,622
	NetApp Inc.	25,799	1,375
	Xerox Holdings Corp.	45,247	991
*	IPG Photonics Corp.	4,506	933
	FLIR Systems Inc.	15,917	609
			1,852,327
Materials (2.3%)
	Linde plc	94,339	24,190
	Air Products and Chemicals Inc.	55,870	15,651
	Sherwin-Williams Co.	20,725	15,495
	Dow Inc.	187,438	9,936
	Ecolab Inc.	32,039	7,117
	Ball Corp.	58,598	5,626
	Freeport-McMoRan Inc.	201,864	4,722
	Vulcan Materials Co.	33,501	4,678

				Shares	Market Value ($000)
		PPG Industries Inc.		30,433	4,467
		Martin Marietta Materials Inc.		15,762	4,187
		Celanese Corp.		29,873	3,864
		FMC Corp.		32,732	3,797
		Avery Dennison Corp.		14,953	2,233
					105,963
Real Estate (2.2%)
		American Tower Corp.		112,182	25,937
		Equinix Inc.		22,396	15,628
		Prologis Inc.		106,498	10,655
		Crown Castle International Corp.		61,560	10,316
		SBA Communications Corp.		28,297	8,126
*		CBRE Group Inc. Class A		84,776	5,183
		Public Storage		16,922	3,798
		Simon Property Group Inc.		32,895	2,716
		Alexandria Real Estate Equities Inc.		16,015	2,622
		Realty Income Corp.		39,216	2,352
		Extra Space Storage Inc.		18,951	2,136
		Duke Realty Corp.		55,423	2,109
		Essex Property Trust Inc.		8,230	2,024
		Healthpeak Properties Inc.		64,172	1,852
		Mid-America Apartment Communities Inc.		12,975	1,637
		Boston Properties Inc.		15,759	1,547
		UDR Inc.		35,174	1,353
		Federal Realty Investment Trust		7,311	638
					100,629
Utilities (0.6%)
		NextEra Energy Inc.		262,514	19,318
		Sempra Energy		32,922	4,197
		American Water Works Co. Inc.		22,880	3,509
		NRG Energy Inc.		61,890	2,027
					29,051
Total Common Stocks (Cost $2,974,126)					4,573,768
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund	0.109%		104,543	10,454
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[2]	United States Treasury Bill	0.097%	1/5/21	892	892
Total Temporary Cash Investments (Cost $11,346)					11,346
Total Investments (99.9%) (Cost $2,985,472)					4,585,114
Other Assets and Liabilities—Net (0.1%)					4,328
Net Assets (100%)					4,589,442
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $892,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2020	28	6,875	461
E-mini S&P 500 Index	December 2020	52	9,420	532
				993

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,573,768	—	—	4,573,768
Temporary Cash Investments	10,454	892	—	11,346
Total	4,584,222	892	—	4,585,114

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	20	—	—	20
1	Represents variation margin on the last day of the reporting period.